Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Accounts receivable, net of allowances	$ 118,683	$ 129,346